COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)		1 Months Ended			3 Months Ended
	Feb. 25, 2015	May 17, 2017	May 17, 2017	Feb. 25, 2015	Jun. 30, 2019	Mar. 31, 2019
Stock Issued During Period, Shares, New Issues	1,753
Loan received and repaid	$ 241,185
Description Of Contribution For Formation		Under the terms of the JV Contract, the JV Partner is required to contribute $290,000 within 30 days of formation, $435,000 12 months later and $725,000 60 months after the date of formation. The Company is required to license certain intellectual property to the China JV.
Percentage of Royalty on Sales					1.00%
Royalty on Sales,Percentage						1.00%
Value of the loan	$ 210,323
Bionik Laboratories Corp. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		25.00%	25.00%
Ginger Capital Investment Holding Inc. [Member]
Equity Method Investment, Ownership Percentage		75.00%	75.00%
China Based Joint Venture [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		25.00%	25.00%
Co Venturer [Member]
Contribution required from JV Partner within 30 days of joint venture formation			$ 290,000
Contribution required from JV Partner 12 months after joint venture formation			435,000
Contribution Required From Partner Sixty Months After Joint Venture Formation			$ 725,000
Co Venturer [Member] | China Based Joint Venture [Member]
Equity Method Investment, Ownership Percentage		75.00%	75.00%
Exchangable Shares [Member]
Stock Issued During Period, Shares, Issued for Services				1,753
Stock Transferred To Lenders				2,098
Stock to be Reimbursed to Officers				2,134
Loan received				$ 241,185
Value of the loan				$ 210,323
Former Chief Technology Officer And New Chief Technology Officer [Member]
Stock Transferred To Lenders	2,098
Stock to be Reimbursed to Officers	2,134